Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Parenthetical) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization		$ 133,431,365	$ 129,631,820	$ 137,187,010
Plugging and abandonment cost		143,779	2,731,317	4,700,151
Provisions for plugging wells		70,144,756	77,125,513
Transfers from wells unassigned to a reserve		15,608,296	6,229,356	5,986,055
Net impairment	$ (58,814)	(1,210,595)	(36,353,700)	(31,283,154)
Increase (decrease) through net exchange differences, property, plant and equipment		2,477,528	490,203	(1,776,684)
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing cost		$ 3,106,007	$ 3,893,248	$ 2,959,025
Pemex exploration and production [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates	6.10%	6.10%	5.75%	5.27%
Pemex exploration and production [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates	7.05%	7.05%	7.08%	6.84%
Oil and gas production assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plugging and abandonment cost		$ 108,509,633	$ 101,339,417	$ 103,173,593